VIP SA3 10/18

SUPPLEMENT DATED OCTOBER 30, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2018 OF

Franklin Strategic Income VIP Fund

(a series of Franklin Templeton Variable Insurance Products Trust)

The Statement of Additional Information (SAI) is amended as follows:

I.  The fifth bullet point in the list of bullet points under the “The Funds – Goals, Additional Strategies and Risks – Franklin Strategic Income VIP Fund (Strategic Income Fund)” heading in the SAI is deleted.

Please keep this supplement with your Statement of Additional Information for future reference.